FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt
Principal amounts of debt obligations and principal amounts of debt obligations net of premiums, discounts and issuance costs as of December 31, 2021 and 2020 consists of the following:

		2021		2020
(in millions)	Maturity	Principal Amount	Net of Premiums, Discounts and Issuance Costs	Principal Amount	Net of Premiums, Discounts and Issuance Costs
Senior Secured Credit Facilities:
2023 Revolving Credit Facility	June 2023	$285	$285	$—	$—
June 2025 Term Loan B Facility	June 2025	2,829	2,772	3,298	3,220
November 2025 Term Loan B Facility	November 2025	994	984	1,125	1,112
Senior Secured Notes:
7.000% Secured Notes	March 2024	—	—	2,000	1,987
5.500% Secured Notes	November 2025	1,750	1,739	1,750	1,736
5.750% Secured Notes	August 2027	500	495	500	494
4.875% Secured Notes	June 2028	1,600	1,580	—	—
Senior Unsecured Notes:
6.125%	April 2025	2,650	2,640	3,250	3,234
9.000%	December 2025	1,500	1,482	1,500	1,478
9.250%	April 2026	1,500	1,489	1,500	1,487
8.500%	January 2027	1,750	1,754	1,750	1,755
7.000%	January 2028	750	743	750	742
5.000%	January 2028	1,250	1,238	1,250	1,236
6.250%	February 2029	1,500	1,483	1,500	1,480
5.000%	February 2029	1,000	990	1,000	988
7.250%	May 2029	750	742	750	741
5.250%	January 2030	1,250	1,237	1,250	1,235
5.250%	February 2031	1,000	989	1,000	988
Other	Various	12	12	12	12
Total long-term debt and other		$22,870	22,654	$24,185	23,925
Less: Current portion of long-term debt and other			—		—
Non-current portion of long-term debt			$22,654		$23,925

Schedule of aggregate maturities of long-term debt
Maturities and Mandatory Payments
Maturities and mandatory payments of debt obligations for the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2022	$—
2023	285
2024	—
2025	9,723
2026	1,500
Thereafter	11,362
Total gross maturities	22,870
Unamortized discounts	(216)
Total long-term debt and other	$22,654